Income taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Components of Domestic and Foreign Income and Provision for Current and Deferred Income Taxes
Domestic and foreign components of income before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Income before income taxes:
Sony Group Corporation and all subsidiaries in Japan	310,020	466,253	488,738
Foreign subsidiaries	701,628	333,197	703,632

	1,011,648	799,450	1,192,370

Income taxes — Current:
Sony Group Corporation and all subsidiaries in Japan	82,081	105,755	81,706
Foreign subsidiaries	84,667	66,636	72,716

	166,748	172,391	154,422

Income taxes — Deferred:
Sony Group Corporation and all subsidiaries in Japan	17,907	9,421	(172,095)
Foreign subsidiaries	(139,557)	(4,622)	18,668

	(121,650)	4,799	(153,427)

Total income tax expense	45,098	177,190	995

Reconciliation of Statutory Tax Rate and Effective Tax Rate
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2019	2020	2021
Statutory tax rate	31.5%	31.5%	31.5%
Non-deductible expenses	0.7	0.3	0.1
Income tax credits	(1.6)	(1.7)	(1.2)
Change in statutory tax rate and law	(0.3)	(0.4)	(0.1)
Change in valuation allowances (other than the reversal of valuation allowance in U.S. and Japan national tax below)	2.3	(8.1)	(5.0)
The reversal of valuation allowances in the U.S.	(15.3)	—	(5.5)
The reversal of valuation allowances relating to the national tax of Sony Group Corporation and its national tax filing group in Japan	—	—	(18.0)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(0.1)	0.2	0.7
Lower tax rate applied to life and non-life insurance business in Japan	(0.5)	(0.6)	(0.4)
Foreign income tax differential	(6.4)	(2.4)	(5.0)
Adjustments to tax reserves	(0.3)	0.9	(0.3)
The remeasurement gain for the equity interest in EMI	(2.4)	—	—
Japan controlled foreign company taxation	0.0	5.3	2.5
Other	(3.1)	(2.8)	0.8

Effective income tax rat e	4.5%	22.2%	0.1%

Components of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2020	2021
Deferred tax assets:
Operating loss carryforwards for tax purposes	348,714	302,647
Accrued pension and severance costs	77,559	59,608
Amortization including film costs	65,349	45,506
Lease liabilities	100,720	91,186
Warranty reserves and accrued expenses	116,234	138,413
Future insurance policy benefits	42,056	44,023
Inventories	15,512	28,086
Depreciation	39,085	45,096
Tax credit carryforwards	94,900	63,590
Loss on equity securities	11,815	—
Allowance for credit losses	9,090	7,958
Impairment of investments	6,029	1,821
Deferred revenue	24,420	24,502
Other	122,591	167,255

Gross deferred tax assets	1,074,074	1,019,691
Less: Valuation allowance	(608,243)	(276,382)

Total deferred tax assets	465,831	743,309

Deferred tax liabilities:
Insurance acquisition costs	(170,868)	(187,155)
Future insurance policy benefits	(193,315)	(196,045)
Unbilled accounts receivable in the Pictures segment	(26,214)	(7,894)
Right-of-use assets	(96,970)	(85,244)
Unrealized gains on securities	(92,791)	(51,147)
Gain on equity securities	—	(109,218)
Intangible assets acquired through stock exchange offerings	(23,949)	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(89,909)	(93,481)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(25,359)	(41,515)
Investment in M3	(38,303)	(41,347)
Other	(47,319)	(65,605)

Gross deferred tax liabilities	(804,997)	(902,600)

Net deferred tax liabilities	(339,166)	(159,291)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits
A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2019	2020	2021
Balance at beginning of the fiscal year	95,425	50,577	41,268
Reductions for tax positions of prior years	(31,396)	(331)	(761)
Additions for tax positions of prior years	3,094	162	52
Additions based on tax positions related to the current year	2,594	8,074	8,267
Settlements	(4,235)	(13,240)	(4,467)
Lapse in statute of limitations	(14,824)	(1,251)	(1,095)
Foreign currency translation adjustments	(81)	(2,723)	2,476

Balance at end of the fiscal year	50,577	41,268	45,740

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	35,004	29,539	33,126